CONSOLIDATED CASH FLOW STATEMENT (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Cash and cash equivalents held by entity unavailable for use by group	£ 84	£ 49	£ 40